Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 11-Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date the consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the consolidated financial statements.
In connection with the Extension, the Sponsor agreed that it would forfeit for no consideration 5,000,000 shares of Class F common stock in connection with the Extension, which shares of Class F common stock will be cancelled. The Forfeiture occurred on January 30, 2023.
In January 2023, the Company drew an additional
$900,000
 on the Working Capital Loan.
On January 30, 2023, the Company deposited $
476,904

into the Trust Account in order to extend the business combination deadline from February 1, 2023 to March 1, 2023.
In February 2023, the Company drew an additional $500,000 on the Working Capital Loan.
On February 24, 2023, the Company deposited $476,904 into the Trust Account in order to extend the business combination deadline from March 1, 2023 to April 1, 2023.